GENERAL INFORMATION - Additional Information (Details)				12 Months Ended
	Sep. 03, 2020 $ / shares shares	Jan. 08, 2010 CNY (¥)	Jun. 30, 2009 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 18, 2021	Sep. 09, 2021	Aug. 23, 2021	Aug. 11, 2021	Aug. 10, 2021	Dec. 31, 2020 CNY (¥) shares		Dec. 31, 2020 USD ($) $ / shares shares	Sep. 02, 2020 shares	May 05, 2020	Dec. 31, 2019 CNY (¥) shares	Dec. 03, 2019	Nov. 20, 2019	Sep. 22, 2017 HKD ($)	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 HKD ($) $ / shares	May 29, 2009 USD ($) $ / shares	Apr. 01, 2008 CNY (¥)	Jan. 17, 2008 HKD ($) $ / shares
Disclosure of GENERAL INFORMATION [Line Items]
Number of shares outstanding | shares	3,100,000			5,976,098	5,976,098	5,976,098						3,674,370		3,674,370	9,200,000		2,435,662
Par value per share | $ / shares						$ 0.024								$ 0.024
Issued capital				¥ 943,000 [1]		$ 143,000,000						¥ 591,000	[2]	$ 91,000,000			¥ 397,000
Equity, Reverse Stock Split	Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share
Minimum
Disclosure of GENERAL INFORMATION [Line Items]
Par value per share | $ / shares	$ 0.008
Maximum
Disclosure of GENERAL INFORMATION [Line Items]
Par value per share | $ / shares	$ 0.024
Vast Elite Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired																				100.00%
Issued capital | $					$ 1															$ 1
Antelope Enterprise (HK) Holdings Limited
Disclosure of GENERAL INFORMATION [Line Items]
Issued capital | $					$ 10,000
Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Issued capital | ¥				30,000,000
Antelope Holdings (Chengdu) Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired																100.00%
Issued capital | $						10,000,000
Hainan Antelope Holdings Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired											100.00%
Issued capital | $						10,000,000
Antelope Future (Yangpu) Investment Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired										100.00%
Issued capital | $						$ 10,000,000
Antelope Investment (Hainan) Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired									100.00%
Issued capital | ¥				50,000,000
Antelope Ruicheng Investment (Hainan) Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired								100.00%
Issued capital | ¥				50,000,000
Hainan Kylin Cloud Services Technology Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired							51.00%
Issued capital | ¥				¥ 5,000,000
Fujian Province Jinjiang City Anhai Junbing Hengda Construction Material Factory [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Proportion of ownership interests held by non-controlling interests				15.00%
Chi Wah Trading Import and Export Company [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Proportion of ownership interest in subsidiary				85.00%
Antelope Enterprise (HK) Holdings Limited
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired																		100.00%
Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired																			100.00%
Mr. Wong Kung Tok [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Amounts payable, related party transactions			¥ 58,900,000	¥ 40,200,000																		$ 67,900,000
Stock issued during period, shares to related parties | shares			9,999
Par value per share | $ / shares																						$ 1.00			$ 1
Issued capital | $																									$ 1.00
Success Winner Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Business combination, consideration, exchange price of share | $ / shares																					$ 10.00
Business combination, consideration, number of outstanding shares acquired | shares																					5,743,320
Number of shares outstanding | shares																					8,950,171
Issued capital | $																							$ 1
Success Winner Limited [Member] | Mr. Wong Kung Tok [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Par value per share | $ / shares																							$ 1
Anhai Hengda [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired																								100.00%
Anhai Hengda and Chi Wah [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Consideration transferred, acquisition-date fair value | ¥																								¥ 58,980,000
Jiangxi Hengdali Ceramic Materials Co., Ltd [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans | ¥		¥ 60,000,000.0
Consideration paid (received) | ¥		¥ 185,500,000

[1]	(2) Equivalent to US$143,000
[2]	(1) Equivalent to US$91,000